UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2003
Check here if Amendment [ ] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		A R Asset Management, Inc.
Address:	335 North Maple Drive, Suite 366
		Beverly Hills, CA 90210

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Monica St. Lanne
Title:	Vice President
Phone:	310-859-7644
Signature, Place, and Date of Signing:

Monica St. Lanne	Beverly Hills, CA	May 9, 2003

Report Type (Checky only one.):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	79
Form 13F Information Table Value Total:	151,509

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Meadowbrook Golf Group Series                                  400   129032 SH       SOLE                   129032
AOL Time Warner Inc.           COM              02364j104      615    56625 SH       SOLE                    56125      500
AON Corporation                COM              037389103      365    17658 SH       SOLE                     9408     8250
AXA ADR                        COM              054536107      278    23600 SH       SOLE                    23600
Abbott Laboratories            COM              002824100      515    13700 SH       SOLE                     3500    10200
Advanced Micro Devices, Inc. U COM              007903107      105    17000 SH       SOLE                    17000
Alleghany Corp                 COM              017175100      260     1590 SH       SOLE                      252     1338
Altria Group Inc               COM              718154107     4750   158530 SH       SOLE                    78080    80450
American Intl Group            COM              026874107     1808    36560 SH       SOLE                    27181     9379
Anheuser Busch Cos Inc         COM              035229103      471    10100 SH       SOLE                             10100
Apple Computers Inc            COM              037833100      566    40000 SH       SOLE                    40000
Archer-Daniels -Midland Corp   COM              039483102      110    10172 SH       SOLE                    10172
BP PLC Spons ADR               COM              055622104      461    11942 SH       SOLE                    11642      300
Bank One Corp                  COM              06423A103      708    20457 SH       SOLE                             20457
Barnes & Noble Inc             COM              067774109      608    32000 SH       SOLE                    28000     4000
BellSouth Corp                 COM              079860102      536    24728 SH       SOLE                    24328      400
Berkshire Hathaway Cl B        COM              084670207      568      266 SH       SOLE                      266
Boston Properties Inc.         COM              101121101      227     6000 SH       SOLE                              6000
Bristol Myers                  COM              110122108     1916    90684 SH       SOLE                    90000      684
Cendant Corp.                  COM              151313103      549    43200 SH       SOLE                    43200
Cheung Kong Holding            COM              166744201      162    30000 SH       SOLE                    30000
ChevronTexaco                  COM                            3701    57251 SH       SOLE                    51333     5918
CitiGroup Inc.                 COM              13218P105     4569   132632 SH       SOLE                    97432    35200
Coca Cola Enterprises          COM              191219104     1682    90000 SH       SOLE                             90000
Coca-Cola Co                   COM              191216100    44854  1108050 SH       SOLE                    33856  1074194
Cypress Biosciences            COM              232674101      228    92308 SH       SOLE                             92308
Excalibur Technologies Corp    COM              300651205      556    25000 SH       SOLE                             25000
Exxon Mobil Corporation        COM              302290101     5412   154860 SH       SOLE                   115866    38994
Fannie Mae                     COM              313586109     2037    31170 SH       SOLE                    21870     9300
Federated Department Stores In COM              31410H101      622    22182 SH       SOLE                    22182
Fidelity National Financial, I COM              316326107      248     7260 SH       SOLE                              7260
FleetBoston Financial Corp.    COM              338915101      956    40051 SH       SOLE                    38697     1354
Ford Motor Cp DE NEW           COM              345370100      532    70712 SH       SOLE                    70512      200
Freddie Mac - Voting Common    COM              313400301     9680   182290 SH       SOLE                   158474    23816
Freeport McMoran Copper & Gold COM              35671D857      313    18340 SH       SOLE                    18340
General Electric               COM              369604103     6757   265000 SH       SOLE                   217948    47052
General Motors Class H New     COM              370442832      345    30759 SH       SOLE                    30708       51
General Motors Corporation     COM              370442105      407    12100 SH       SOLE                    11814      286
Gillette Company               COM              375766102      838    27088 SH       SOLE                    27088
Golden Sitka Resources Inc     COM                               0    16162 SH       SOLE                             16162
He-Ro Group                    COM              42979J107       39    20000 SH       SOLE                             20000
Hugoton Royalty Trust Texas    COM              444717102      293    21000 SH       SOLE                    16000     5000
Intel Corp                     COM              458140100     1287    79070 SH       SOLE                    51470    27600
International Business Machine COM              459200101     6793    86608 SH       SOLE                    64304    22304
J.P. Morgan Chase & Co.        COM                             839    35391 SH       SOLE                    35091      300
Johnson & Johnson              COM              478160104     2097    36244 SH       SOLE                    35214     1030
KeyCorp (New)                  COM              493267108      226    10000 SH       SOLE                    10000
Kimberly-Clark                 COM              494368103     1885    41460 SH       SOLE                    41260      200
Kinder Morgan Energy Partners  COM                            1504    40650 SH       SOLE                    40600       50
Liberty Media Group            COM                             615    63243 SH       SOLE                    63243
Loews Corp                     COM              540424108     4490   112700 SH       SOLE                    77984    34716
Marsh & McLennan Co. Inc.      COM              571748102      307     7200 SH       SOLE                      900     6300
May Department Stores Comp     COM              577778103     3387   170276 SH       SOLE                   153003    17273
Meadowbrook Golf Inc           COM              583195102       29   587050 SH       SOLE                   562050    25000
Merck & Co.                    COM              589331107     7873   143720 SH       SOLE                   127520    16200
Microsoft Corp                 COM              594918104      634    26180 SH       SOLE                    26180
Motorola Inc.                  COM              620076109      375    45440 SH       SOLE                    45440
Nestle ADR                     COM                             233     4800 SH       SOLE                              4800
Oceanic Exploration            COM                               5    65000 SH       SOLE                             65000
Pall Corp                      COM              696429307      234    11686 SH       SOLE                    10017     1669
PepsiCo                        COM              713448108     2064    51600 SH       SOLE                    28500    23100
Pfizer, Inc.                   COM              717081103     4699   150810 SH       SOLE                    79560    71250
Procter & Gamble Co Com        COM              742718109      964    10830 SH       SOLE                             10830
Public Storage                 COM              74460D109      423    13971 SH       SOLE                     1488    12483
Royal Dutch Petroleum NV ADR   COM              780257804     2315    56800 SH       SOLE                    32572    24228
SBC Communications Inc         COM              78387G103      496    24745 SH       SOLE                    18399     6346
SLM Corp (formerly USA Educati COM              78442A109      222     2000 SH       SOLE                              2000
Singapore Airlines             COM              870794302      537   101200 SH       SOLE                   101200
Sovereign Bancorp Inc          COM              845905108      277    20000 SH       SOLE                    10000    10000
Swire Pacific Ltd Spons ADR Rp COM              870794302      154    40000 SH       SOLE                    40000
U.S. Bancorp (Formerly First B COM              902973106      346    18204 SH       SOLE                    17825      379
USA Interactive (formerly HSN  COM              902984103     1072    40000 SH       SOLE                    40000
Venture Stores                 COM              92267K951        0    10861 SH       SOLE                     9491     1370
Viacom Inc Cl B                COM              925524308     1165    31900 SH       SOLE                    31900
WalMart Stores                 COM              931142103      806    15500 SH       SOLE                     5100    10400
Zimmer Holdings Inc            COM                             438     9016 SH       SOLE                     8968       48
Corts Tr for Ford Mtr 8% Call                                  450    20000 SH       SOLE                             20000
News Corp Ltd ADR Voting Shs P                  652487802     1116    52193 SH       SOLE                    51468      725
Ford Motor Co Cap Tr II 6.5% C                  345395206     1103    31300 SH       SOLE                    19800    11500